Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001 ADNT
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

Adient US LLC Defined Contribution Plans
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
Year Ended December 31, 2025
	(a) (b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Cost	Current value
Adient US LLC Savings and Investment (401k) Plan
Plan #001, EIN: 38-3380735

	* Participant loans	Participant notes receivable bearing interest rates of 3.25% - 8.50% maturing through 2032.	N/A	$19,299,419
*	Represents a party-in-interest

EBP 001 AVZR
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

Adient US LLC Defined Contribution Plans
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
	(a) (b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Cost	Current value
Avanzar Interior Technologies, Ltd. Savings and Investment Plan (401k) Plan
Plan #001, EIN: 20-1818668

	* Participant loans	Participant notes receivable bearing interest at rates of 3.25% - 8.50% maturing through 2030.	N/A	$1,554,545
*	Represents a party-in-interest

EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

Adient US LLC Defined Contribution Plans
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
	(a) (b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Cost	Current value
Bridgewater Interiors, LLC Savings and Investment (401k) Plan
Plan #002, EIN: 38-3406010

	* Participant loans	Participant notes receivable bearing interest rates of 3.25% - 8.50% maturing through 2030.	N/A	$3,699,693

*	Represents a party-in-interest

EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

Adient US LLC Defined Contribution Plans
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
	(a) (b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Cost	Current value
Adient Production Employees Savings and Investment (401k) Plan
Plan #003, EIN: 38-3380735

	* Participant loans	Participant notes receivable bearing interest rates of 3.25% - 8.50% maturing through 2030.	N/A	$1,737,871

*	Represents a party-in-interest